Provisions (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Provisions [abstract]
Opening provision at 1 January
Provision recognised in the year	165
At 31 December	£ 165